INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE K - INCOME TAXES

The components of income tax expense are as follows:
	Years Ended December 31,
	2013	2012
Current:
Federal (benefit)	$(88,073)	$1,000,418
State (benefit)	(15,737)	213,309
Deferred (benefit)	1,707,403	(136,348)
	$1,603,593	$1,077,379

The Company's income tax expense differs from the amounts computed by applying the federal income tax statutory rates to income before income taxes. A reconciliation of the differences is as follows:

	Years Ended December 31,
	2013		2012
	Amount	%	Amount	%

Income taxes at statutory rate	$2,122,650	34%	$1,742,890	34%
Tax-exempt income	(797,167)	(13)%	(745,595)	(15)%
Nondeductible expenses	326,871	5%	233,006	5%
State income tax, net of federal tax effect	(10,386)	-	92,156	2%
Tax credits	-	-	(295,800)	(6)%
Other, net	(38,375)	-	50,722	1%
	$1,603,593	26%	$1,077,379	21%

The components of deferred income taxes included in the consolidated financial statements were as follows:
	December 31,
	2013	2012
Deferred tax assets:
Allowance for loan losses	$1,980,194	$1,489,546
Net operating loss carryover	1,313,501	652,061
Unrealized loss on available-for-sale securities	620,527	-
Other	1,113,761	870,831
	5,027,983	3,012,438
Deferred tax liabilities:
Securities	(97,917)	(89,426)
Premises and equipment	(684,787)	(986,689)
Unrealized gain on available-for-sale securities	-	(1,309,633)
Core deposit intangible	(239,364)	(58,358)
Goodwill	(498,612)	(281,036)
	(1,520,680)	(2,725,142)
Net deferred tax asset, included in other assets	$3,507,303	$287,296

With the acquisition of Wiggins in 2006 and Baldwin in 2013, the Company assumed federal tax net operating loss carryovers. These net operating losses are available to the Company through the year 2023 and 2033, respectively.

The Company follows the guidance of ASC Topic 740, Income Taxes, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As of December 31, 2013, the Company had no uncertain tax positions that it believes should be recognized in the financial statements. The tax years still subject to examination by taxing authorities are years subsequent to 2008.